Invenomic Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2021
Shares						Fair Value
	COMMON STOCK - 102.4%
	ADVERTISING & MARKETING - 0.0%
4,406	Cxloyalty Group Holdings, Inc. @ *					$ -

	AEROSPACE/DEFENSE - 0.7%
36,548	Ituran Location and Control Ltd.					699,529
1,087	Lockheed Martin Corp.					349,818
8,184	Park Aerospace Corp.					108,684
						1,158,031
	APPAREL & TEXTILE PRODUCTS - 1.3%
35,082	Capri Holdings Ltd. * +					1,461,516
54,009	Hanesbrands, Inc. #					825,798
						2,287,314
	ASSET MANAGEMENT - 1.8%
34,654	Blucora, Inc. * +					573,870
16,879	Diamond Hill Investment Group, Inc. +					2,501,974
8,789	GoldMoney, Inc. *					21,810
						3,097,654
	AUTOMOTIVE - 0.8%
5,859	BorgWarner, Inc. #					246,019
4,965	Lear Corp. +					748,523
37,310	Tenneco, Inc. * +					376,831
						1,371,373
	BANKING - 3.8%
10,802	Bank7 Corp.					172,724
22,658	Citigroup, Inc. +					1,313,937
317,532	First BanCorp +					2,889,541
74,012	Wells Fargo & Co. +					2,211,479
						6,587,681
	BEVERAGES - 1.1%
37,307	Molson Coors Beverage Co. +					1,871,319

	BIOTECH & PHARMACEUTICALS - 4.1%
52,877	Antibe Therapeutics, Inc. *					155,636
156,658	Bausch Health Cos., Inc. * +					3,994,779
75,684	BioDelivery Sciences International, Inc. *					291,383
22,208	Lexaria Bioscience Corp. *					-
152,595	Viatris, Inc. * +					2,592,589
						7,034,387
	CHEMICALS - 7.6%
169,992	AgroFresh Solutions, Inc. *					333,184
54,259	Cabot Corp. +					2,382,513
39,417	Imerys S.A. +					1,869,537
73,824	Koppers Holdings, Inc. * +					2,456,863
108,105	Neo Performance Materials, Inc. * +					1,286,309
125,639	Tronox Holdings PLC # +					1,928,559
72,616	Valhi, Inc. +					1,166,939
27,766	W R Grace & Co. +					1,610,983
						13,034,887
	COMMERCIAL SUPPORT SERVICES - 4.6%
278,806	H&R Block, Inc. +					4,803,827
78,859	Heidrick & Struggles International, Inc. +					2,299,528
37,771	TrueBlue, Inc. *					702,163
						7,805,518
	CONSTRUCTION MATERIALS - 1.1%
57,491	Cemex S.A.B. de C.V. - ADR *					329,423
285,928	Concrete Pumping Holdings, Inc. + *					1,561,167
						1,890,590
	CONSUMER SERVICES - 5.5%
44,700	Adtalem Global Education, Inc. + *					1,724,973
57,832	Matthews International Corp. +					1,765,611
209,080	Stride, Inc. * # +					5,383,810
22,378	WW International, Inc. * +					594,360
						9,468,754
	CONTAINERS & PACKAGING - 0.2%
26,690	O-I Glass, Inc. +					337,362

	ELECTRIC UTILITIES - 0.1%
4,670	FirstEnergy Corp.					143,649

	ELECTRICAL EQUIPMENT - 2.2%
27,258	Belden, Inc. +					1,287,668
388,708	Houston Wire & Cable Co. * +					1,298,285
18,659	Preformed Line Products Co. +					1,199,587
						3,785,540
	ENGINEERING & CONSTRUCTION - 2.3%
521,208	Mistras Group, Inc. * +					3,601,547
61,420	Orion Group Holdings, Inc. *					329,825
						3,931,372
	ENTERTAINMENT CONTENT - 1.2%
305,188	Corus Entertainment, Inc. +					1,132,405
28,498	Discovery, Inc. * +					998,285
						2,130,690
	FOOD - 0.4%
11,470	Nature's Sunshine Products, Inc. *					184,094
12,298	Seneca Foods Corp. *					445,803
						629,897
	GAS & WATER UTILITIES - 1.6%
74,834	UGI Corp. +					2,693,276

Invenomic Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2021
Shares						Fair Value
	COMMON STOCK (Continued) - 102.4%
	HEALTHCARE FACILITIES & SERVICES - 2.4%
19,612	Cardinal Health, Inc. +					$ 1,053,753
125,635	Psychemedics Corp.					860,600
17,135	Universal Health Services, Inc. +					2,136,392
						4,050,745
	HOME & OFFICE PRODUCTS - 0.6%
57,511	Hamilton Beach Brands Holding Co. +					1,103,636

	HOME CONSTRUCTION - 2.2%
230,611	Caesarstone Ltd. +					2,901,086
75,307	Cornerstone Building Brands, Inc. * +					856,994
						3,758,080
	INSTITUTIONAL FINANCIAL SERVICES - 0.9%
3,409	Goldman Sachs Group, Inc. +					924,419
13,218	Lazard Ltd. +					544,582
						1,469,001
	INSURANCE - 4.9%
106,756	Heritage Insurance Holdings, Inc.					994,966
13,180	MetLife, Inc.					634,617
53,949	Prudential Financial, Inc. +					4,223,128
23,488	Reinsurance Group of America, Inc. +					2,467,414
						8,320,125
	INTERNET & MEDIA SERVICES - 4.1%
16,421	Groupon, Inc. * #					561,106
248,696	HyreCar, Inc. * +					2,447,169
17,117	SRAX, Inc. * #					59,054
366,394	Travelzoo * # +					4,033,998
						7,101,327
	LEISURE FACILITIES & SERVICES - 1.1%
24,967	Dine Brands Global, Inc. +					1,716,731
65,820	Red Lion Hotels Corp. *					223,788
						1,940,519
	MACHINERY - 0.4%
9,097	Crane Co. +					688,461

	MEDICAL EQUIPMENT & DEVICES - 2.2%
440,153	IRIDEX Corp. * +					2,024,704
2,445	LivaNova PLC *					153,791
265,955	Sensus Healthcare, Inc. * +					978,714
374,806	Surgalign Holdings, Inc. *					629,674
						3,786,883
	METALS & MINING - 8.2%
62,629	Alamos Gold, Inc.					501,032
558,470	Argonaut Gold, Inc. *					1,014,247
182,982	Eldorado Gold Corp. * +					2,051,228
531,746	Gold Standard Ventures Corp. *					377,167
723,802	Kinross Gold Corp. +					5,052,138
980,909	OceanaGold Corp. * +					1,727,696
364,020	Osisko Mining, Inc. * #					891,849
130,938	Teck Resources Ltd. +					2,393,547
						14,008,904
	OIL & GAS PRODUCERS - 5.6%
292,872	Blueknight Energy Partners LP					588,673
38,552	Bonanza Creek Energy, Inc. * # +					796,484
6,907	Diamondback Energy, Inc. #					391,558
9,850	EQT Corp. #					160,654
477,825	Falcon Minerals Corp. +					1,462,145
251,212	Freehold Royalties Ltd. +					1,077,648
11,020	Valero Energy Corp. # +					621,859
115,999	Viper Energy Partners LP # +					1,593,826
94,541	World Fuel Services Corp. +					2,892,009
						9,584,856
	OIL & GAS SERVICES & EQUIPMENT - 0.0%
37,574	Profire Energy, Inc. *					39,077

	PUBLISHING & BROADCASTING - 0.2%
63,112	Houghton Mifflin Harcourt Co. * +					311,142

	REAL ESTATE OWNERS & DEVELOPERS - 0.4%
126,814	CK Asset Holdings Ltd.					637,026

	REAL ESTATE SERVICES - 1.0%
45,572	RMR Group, Inc. +					1,680,695

	RETAIL - CONSUMER STAPLES - 3.4%
596,686	Naked Wines PLC * +					5,874,882

	RETAIL - DISCRETIONARY - 6.7%
85,774	Caleres, Inc. # +					1,296,045
16,663	Foot Locker, Inc. +					730,173
77,735	Genesco, Inc. * # +					3,016,895
13,424	Genuine Parts Co.					1,260,245
6,761	Kohl's Corp. +					297,890
185,727	Michaels Cos., Inc. * +					2,878,768
90,874	Sally Beauty Holdings, Inc. * # +					1,372,197
66,068	Vera Bradley, Inc. * +					558,275
						11,410,488
	SEMICONDUCTORS - 1.2%
35,640	Intel Corp. +					1,978,376

Invenomic Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2021
Shares						Fair Value
	COMMON STOCK (Continued) - 102.4%
	SOFTWARE - 2.4%
16,534	J2 Global, Inc. * +					$ 1,697,050
31,964	WANdisco PLC *					215,076
115,362	Xperi Holding Corp. +					2,221,872
						4,133,998
	STEEL - 1.6%
39,763	Olympic Steel, Inc.					542,765
100,568	Ryerson Holding Corp. * +					1,241,009
139,623	TimkenSteel Corp. *					702,304
43,699	Universal Stainless & Alloy Products, Inc. * +					317,255
						2,803,333
	TECHNOLOGY HARDWARE - 4.9%
29,824	AstroNova, Inc.					320,608
175,028	Celestica, Inc. * +					1,412,476
37,825	Cisco Systems, Inc. +					1,686,238
68,006	Comtech Telecommunications Corp. +					1,451,248
30,163	NCR Corp. * +					1,006,238
26,045	Sanmina Corp. * # +					809,999
217,728	TESSCO Technologies, Inc. +					1,685,215
						8,372,022
	TECHNOLOGY SERVICES - 1.3%
43,596	CPI Card Group, Inc. *					287,734
8,276	CSG Systems International, Inc.					356,613
1,008	International Business Machines Corp.					120,063
189,223	Priority Technology Holdings, Inc. * +					1,483,508
						2,247,918
	TELECOMMUNICATIONS - 1.9%
54,608	AT&T, Inc. +					1,563,427
116,935	Spok Holdings, Inc. +					1,300,317
25,114	Telephone and Data Systems, Inc.					470,887
						3,334,631
	TOBACCO & CANNABIS - 0.8%
34,962	Swedish Match A.B. - ADR +					1,353,729

	TRANSPORTATION & LOGISTICS - 3.6%
26,114	Atlas Air Worldwide Holdings, Inc. * +					1,353,227
97,605	Capital Product Partners LP					916,511
264,716	Costamare, Inc. +					2,117,728
1,276	FedEx Corp. +					300,294
199,023	Radiant Logistics, Inc. * +					1,154,333
14,758	Universal Logistics Holdings, Inc.					312,870
						6,154,963

	TOTAL COMMON STOCK (Cost - $140,508,461)					175,404,111

	WARRANT - 0.0%			Expiration Date	Exercise Price
4,071	Experience Investment Corp. *			9/1/2026	$11.50	13,475
	TOTAL WARRANT (Cost - $2,467)

	MUTUAL FUND - 0.4%
	CLOSED-END FUND - 0.4%
75,550	Goldman Sachs MLP Energy and Renaissance Fund					619,510
	TOTAL MUTUAL FUND (Cost - $629,040)

Contracts **		Counterparty	Notional	Expiration Date	Exercise Price
	OPTIONS PURCHASED - 1.9%
	CALL OPTIONS PURCHASED - 0.4%
94	Bausch Health Cos., Inc.	Goldman Sachs	$ 282,000	1/21/2022	$30.00	$ 34,310
257	CenturyLink, Inc.	Goldman Sachs	257,000	1/21/2022	$10.00	93,805
1881	H&R Block, Inc.	Goldman Sachs	3,762,000	1/21/2022	$20.00	327,294
235	H&R Block, Inc.	Goldman Sachs	540,500	7/16/2021	$23.00	15,275
1007	Kinross Gold Corp.	Goldman Sachs	906,300	2/19/2021	$9.00	6,042
3429	Kinross Gold Corp.	Goldman Sachs	3,429,000	2/19/2021	$10.00	20,574
2087	Kinross Gold Corp.	Goldman Sachs	2,295,700	5/21/2021	$11.00	37,566
72	Tenneco, Inc.	Goldman Sachs	115,200	4/16/2021	$16.00	3,060
618	VanEck Vectors Junior Gold Miners ETF	Goldman Sachs	4,326,000	4/16/2021	$70.00	35,844
473	VanEck Vectors Junior Gold Miners ETF	Goldman Sachs	3,784,000	4/16/2021	$80.00	11,825
384	VanEck Vectors Junior Gold Miners ETF	Goldman Sachs	2,688,000	5/21/2021	$70.00	39,552
557	VanEck Vectors Junior Gold Miners ETF	Goldman Sachs	5,013,000	5/21/2021	$90.00	12,811
270	VanEck Vectors Junior Gold Miners ETF	Goldman Sachs	1,890,000	6/18/2021	$70.00	39,150
311	VanEck Vectors Junior Gold Miners ETF	Goldman Sachs	2,488,000	8/20/2021	$80.00	40,741
263	VanEck Vectors Junior Gold Miners ETF	Goldman Sachs	2,104,000	9/17/2021	$80.00	38,661
	TOTAL CALL OPTIONS PURCHASED (Cost - $818,097)					756,510

	PUT OPTIONS PURCHASED - 1.5%
1	ARK Next Generation Internet ETF	Goldman Sachs	11,811	2/19/2021	$118.11	53
1,243	ARK Next Generation Internet ETF	Goldman Sachs	15,537,500	2/19/2021	$125.00	155,375
1,292	ARK Next Generation Internet ETF	Goldman Sachs	14,226,212	3/19/2021	$110.11	179,588
710	ARK Next Generation Internet ETF	Goldman Sachs	8,520,000	3/19/2021	$120.00	181,050
809	iShares MSCI USA Momentum Factor ETF	Goldman Sachs	9,708,000	5/21/2021	$120.00	210,340
299	iShares Russell 2000 Growth ETF	Goldman Sachs	8,073,000	2/19/2021	$270.00	86,710
217	iShares Russell 2000 Growth ETF	Goldman Sachs	6,076,000	2/19/2021	$280.00	91,140
181	iShares Russell 2000 Growth ETF	Goldman Sachs	5,158,500	2/19/2021	$285.00	115,659
150	iShares Russell 2000 Growth ETF	Goldman Sachs	4,350,000	2/19/2021	$290.00	85,500
1,110	iShares Russell 2000 Growth ETF	Goldman Sachs	27,750,000	3/19/2021	$250.00	382,950
333	iShares Russell 2000 Growth ETF	Goldman Sachs	8,658,000	3/19/2021	$260.00	157,842
567	iShares Russell 2000 Growth ETF	Goldman Sachs	15,309,000	3/19/2021	$270.00	357,210
340	iShares Russell 2000 Growth ETF	Goldman Sachs	9,520,000	3/19/2021	$280.00	258,400
28	iShares Russell 2000 Growth ETF	Goldman Sachs	812,000	3/19/2021	$290.00	29,400
24	iShares Russell 2000 Growth ETF	Goldman Sachs	720,000	3/19/2021	$300.00	34,800
468	SPDR S&P 500 ETF	Goldman Sachs	16,380,000	3/19/2021	$350.00	212,004
	TOTAL PUT OPTIONS PURCHASED (Cost - $2,393,491)					2,538,021

	TOTAL OPTIONS PURCHASED (Cost - $3,211,588)					3,294,531
Invenomic Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2021

Shares						Fair Value
	SHORT-TERM INVESTMENTS - 12.9%
	COLLATERAL FOR SECURITIES LOANED - 3.6%
6,226,179	Mount Vernon Liquid Assets Portfolio, LLC, 0.15% ^ (a)					$ 6,226,179
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $6,226,179)

	MONEY MARKET FUND - 9.3%
15,917,970	First American Government Obligations Fund - Government Portfolio, Institutional Class, 0.04% ^					15,917,970
	TOTAL MONEY MARKET FUND (Cost - $15,917,970)

	TOTAL SHORT-TERM INVESTMENTS (Cost - $22,144,149)					22,144,149

	TOTAL INVESTMENTS - 117.6% (Cost - $166,495,705)					$ 201,475,776
	CALL OPTIONS WRITTEN - (0.4) % (Proceeds - $701,983)					(739,379)
	SECURITIES SOLD SHORT - (88.4) % (Proceeds - $136,629,566)					(151,421,018)
	OTHER ASSETS LESS LIABILITIES - 71.2%					121,946,107
	NET ASSETS - 100.0%					$ 171,261,486

Contracts **		Counterparty	Notional	Expiration Date	Exercise Price
	OPTIONS WRITTEN - (0.4) %
	CALL OPTIONS WRITTEN - (0.4) %
173	BigCommerce Holdings, Inc.	Goldman Sachs	$ 865,000	10/15/2021	$50.00	$ 630,585
133	Nautilus, Inc.	Goldman Sachs	266,000	7/16/2021	$20.00	108,794
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $701,983)					739,379
Shares
	SECURITIES SOLD SHORT - (88.4) %
	COMMON STOCK - (84.6)%
	ADVERTISING & MARKETING - (1.8) %
5,233	Cardlytics, Inc. *					639,839
23,937	Jumia Technologies AG - ADR *					1,377,574
27,328	Magnite, Inc. *					946,642
189	Trade Desk, Inc. *					144,772
						3,108,827
	AEROSPACE & DEFENSE - (0.3) %
17,029	Kratos Defense & Security Solutions, Inc. *					451,950

	APPAREL & TEXTILE PRODUCTS - (0.9) %
22,664	Crocs, Inc. *					1,586,933

	ASSET MANAGEMENT - (0.4) %
9,450	Cohen & Steers, Inc.					618,975
7,674	Longview Acquisition Corp. *					141,585
10,780	Social Capital Hedosophia Holdings Corp. *					-
18,864	TS Innovation Acquisitions Corp. *					-
						760,560
	AUTOMOTIVE - (1.1) %
1,583	Tesla, Inc. *					1,256,158
13,711	XPEL, Inc. *					658,265
						1,914,423
	BANKS - (0.9) %
23,341	First Financial Bankshares, Inc.					884,157
1,514	SVB Financial Group *					662,799
						1,546,956
	BEVERAGES - (1.7) %
2,036	Boston Beer Co., Inc. *					1,866,788
1,453	Brown-Forman Corp.					104,137
17,455	Celsius Holdings, Inc. *					932,097
						2,903,022
	BIOTECH & PHARMACEUTICALS - (1.3) %
35,945	Amphastar Pharmaceuticals, Inc. *					653,480
4,843	Heska Corp. *					810,525
6,479	Neurocrine Biosciences, Inc. *					711,070
						2,175,075
	CHEMICALS - (0.7) %
4,783	Quaker Chemical Corp.					1,253,768

	COMMERCIAL SUPPORT SERVICES - (2.3) %
4,146	Avalara, Inc. *					621,900
12,155	Casella Waste Systems, Inc. *					695,752
49,929	Rollins, Inc.					1,798,443
15,943	ShotSpotter, Inc. *					733,219
						3,849,314
	CONSTRUCTION MATERIALS - (0.1) %
1,624	Advanced Drainage Systems, Inc.					133,948

	CONSUMER SERVICES - (1.8) %
10,588	Bright Horizons Family Solutions, Inc. *					1,609,058
15,758	Chegg, Inc. *					1,501,107
						3,110,165
	E-COMMERCE DISCRETIONARY - (2.5) %
15,290	Chewy, Inc. *					1,556,828
21,662	Farfetch Ltd. *					1,326,581
25,467	Lands' End, Inc. *					703,144
18,646	RealReal, Inc. *					441,537
1,015	Wayfair, Inc. *					276,405
						4,304,495
	ELECTRICAL EQUIPMENT - (2.8) %
27,430	AAON, Inc.					2,029,820
5,562	Cognex Corp.					456,807
8,214	Mesa Laboratories, Inc.					2,276,428
						4,763,055
	ENTERTAINMENT CONTENT - (0.6) %
39,336	Skillz, Inc. *					1,086,460
Invenomic Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2021
Shares						Fair Value
	SECURITIES SOLD SHORT (Continued) - (88.4) %
	COMMON STOCK (Continued) - (84.6)%
	FOOD - (2.4) %
5,961	Beyond Meat, Inc. *					$ 1,061,535
9,628	Hain Celestial Group, Inc. *					400,380
3,015	Lancaster Colony Corp.					526,359
34,548	Tattooed Chef, Inc. *					799,786
49,985	Vital Farms, Inc. *					1,236,129
						4,024,189
	FORESTRY, PAPER, & WOOD PRODUCTS - (1.1) %
20,550	Trex Co., Inc. *					1,885,874

	GAS & WATER UTILITIES - (0.1) %
5,338	York Water Co.					231,883

	HEALTHCARE FACILITIES & SERVICES - (3.8) %
38,294	Accolade, Inc. *					1,941,123
11,888	American Well Corp. *					420,954
18,912	NeoGenomics, Inc. *					1,002,714
39,207	RadNet, Inc. *					702,197
9,536	Teladoc Health, Inc. *					2,515,883
						6,582,871
	HOME & OFFICE PRODUCTS - (1.3) %
4,191	iRobot Corp. *					503,339
48,554	Purple Innovation, Inc. *					1,652,778
5,152	Tempur Sealy International, Inc. *					136,013
						2,292,130
	INDUSTRIAL INTERMEDIATE PRODUCTS - (1.5) %
11,171	Omega Flex, Inc.					2,066,635
2,023	Proto Labs, Inc. *					428,471
						2,495,106
	INDUSTRIAL SUPPORT SERVICES - (1.0) %
11,289	SiteOne Landscape Supply, Inc. *					1,780,050

	INSURANCE - (1.1) %
2,962	Kinsale Capital Group, Inc.					555,553
3,369	Lemonade, Inc. *					489,347
9,257	RLI Corp.					895,893
						1,940,793
	INTERNET MEDIA & SERVICES - (4.5) %
5,271	DoorDash, Inc. *					1,018,726
587	Expedia Group, Inc.					72,847
707	Fiverr International Ltd. *					146,003
14,401	MediaAlpha, Inc. *					792,055
1,782	Netflix, Inc. *					948,719
1,258	Roku, Inc. *					489,400
611	Shopify, Inc. *					671,238
17,334	Snap, Inc. *					917,662
5,572	Spotify Technology S.A. *					1,755,180
4,083	TechTarget, Inc. *					305,000
4,620	Zillow Group, Inc. *					602,725
						7,719,555
	LEISURE FACILITIES & SERVICES - (3.6) %
5,064	Churchill Downs, Inc.					949,247
9,855	DraftKings, Inc. *					533,254
26,319	Golden Nugget Online Gaming, Inc. *					469,794
5,263	Royal Caribbean Cruises Ltd.					342,095
14,341	Rush Street Interactive, Inc. *					260,576
16,197	Shake Shack, Inc. *					1,837,064
6,884	Vail Resorts, Inc.					1,830,869
						6,222,899
	LEISURE PRODUCTS - (0.9) %
6,485	Peloton Interactive, Inc. *					947,653
8,505	YETI Holdings, Inc. *					559,799
						1,507,452
	MACHINERY - (1.2) %
8,060	Hydrofarm Holdings Group, Inc. *					608,611
32,517	Ingersoll Rand, Inc. *					1,360,511
						1,969,122
	MEDICAL EQUIPMENT & DEVICES - (4.3) %
7,802	AtriCure, Inc. *					454,310
1,734	DexCom, Inc. *					649,990
4,096	iRhythm Technologies, Inc. *					689,848
17,969	LeMaitre Vascular, Inc.					863,590
2,708	Masimo Corp. *					693,031
8,545	Neogen Corp. *					691,034
4,352	Novocure Ltd. *					700,498
9,574	OrthoPediatrics Corp. *					442,127
5,949	Penumbra, Inc. *					1,553,224
4,931	Pulmonx Corp. *					279,686
69,029	ViewRay, Inc. *					306,489
						7,323,827
	METALS & MINING - (0.4) %
36,464	Livent Corp. *					664,374
8,789	MP Materials Corp. *					-
						664,374
	OIL & GAS PRODUCERS - (0.4) %
43,522	Clean Energy Fuels Corp. *					445,230
5,826	New Fortress Energy, Inc.					260,306
						705,536
	REAL ESTATE SERVICES - (0.6) %
13,424	Redfin Corp. *					955,923

Invenomic Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2021
Shares						Fair Value
	SECURITIES SOLD SHORT (Continued) - (88.4) %
	COMMON STOCK (Continued) - (84.6)%
	REITS - (0.9) %
478	Innovative Industrial Properties, Inc.					$ 89,443
26,729	Terreno Realty Corp.					1,512,327
						1,601,770
	RENEWABLE ENERGY - (2.0) %
9,092	Ameresco, Inc. *					509,970
10,024	Array Technologies, Inc. *					408,578
12,525	JinkoSolar Holding Co. Ltd. *					776,425
8,414	Plug Power, Inc. *					531,512
924	SolarEdge Technologies, Inc. *					266,417
7,232	Sunnova Energy International, Inc. *					317,123
9,519	Sunrun, Inc. *					659,381
						3,469,406
	RETAIL - DISCRETIONARY - (3.0) %
8,173	Carvana Co. *					2,134,706
17,380	Hennes & Mauritz AB *					373,447
12,503	Hibbett Sports, Inc. *					705,794
8,883	Lumber Liquidators Holdings, Inc. *					248,369
931	RH *					442,560
4,733	Sleep Number Corp. *					509,933
2,627	Ulta Beauty, Inc. *					734,930
						5,149,739
	SEMICONDUCTORS - (4.1) %
1,631	Advanced Micro Devices, Inc. *					139,679
6,439	Ambarella, Inc. *					607,584
11,060	CEVA, Inc. *					650,217
14,310	Cree, Inc. *					1,446,455
19,085	Impinj, Inc. *					1,010,932
9,544	Marvell Technology Group Ltd.					491,134
1,516	NVIDIA Corp.					787,698
2,978	SiTime Corp. *					363,465
6,420	Universal Display Corp.					1,481,864
						6,979,028
	SOFTWARE - (18.4) %
17,957	1Life Healthcare, Inc. *					908,624
4,864	Alteryx, Inc. *					613,107
7,397	Anaplan, Inc. *					493,380
6,630	Appfolio, Inc. *					1,013,130
6,701	Appian Corp. *					1,463,900
1,009	Bill.com Holdings, Inc. *					122,977
4,128	C3.ai, Inc. *					576,269
24,808	Ceridian HCM Holding, Inc. *					2,304,911
5,284	Cloudflare, Inc. *					405,071
3,147	Coupa Software, Inc. *					975,161
4,225	Datadog, Inc. *					434,119
17,298	Docebo, Inc. *					853,085
4,710	Domo, Inc. *					298,567
960	Elastic NV *					145,882
18,199	Fastly, Inc. *					1,990,061
16,818	Guidewire Software, Inc. *					1,929,697
25,385	Jamf Holding Corp. *					937,468
15,057	JFrog Ltd. *					940,611
53,474	Kahoot! AS *					681,480
8,978	Lightspeed POS, Inc. *					582,852
1,172	MicroStrategy, Inc. *					723,487
1,186	MongoDB, Inc. *					438,358
5,047	Oak Street Health, Inc. *					261,788
8,274	Paycom Software, Inc. *					3,141,969
5,641	Phreesia, Inc. *					368,301
31,116	Porch Group, Inc. *					461,139
14,317	PubMatic, Inc. *					569,101
3,504	Q2 Holdings, Inc. *					448,477
1,127	RingCentral, Inc. *					420,281
21,559	Root, Inc. *					434,522
7,861	Simulations Plus, Inc.					622,120
2,065	Smartsheet, Inc. *					144,013
6,950	Snowflake, Inc. *					1,893,528
3,090	Splunk, Inc. *					509,943
2,492	Sprout Social, Inc. *					164,472
25,997	SVMK, Inc. *					655,384
5,295	Unity Software, Inc. *					793,297
15,483	Upstart Holdings, Inc. *					962,888
12,792	Veritone, Inc. *					502,342
3,407	Workiva, Inc. *					332,080
						31,517,842
	SPECIALTY FINANCE - (2.0) %
18,271	Afterpay Ltd. *					1,893,889
1,295	Credit Acceptance Corp. *					499,572
3,094	LendingTree, Inc. *					1,007,159
						3,400,620
	TECHNOLOGY HARDWARE - (3.7) %
27,775	3D Systems Corp. *					987,124
3,022	Corsair Gaming, Inc. *					114,171
9,989	Digimarc Corp. *					388,173
41,487	Inseego Corp. *					761,701
8,461	Kornit Digital Ltd. *					766,863
14,057	PagerDuty, Inc. *					684,998
37,062	Pitney Bowes, Inc.					346,159
15,035	Stratasys Ltd. *					624,103
6,377	Vicor Corp. *					551,866
26,692	Vocera Communications, Inc. *					1,173,113
						6,398,271
Invenomic Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2021
Shares						Fair Value
	SECURITIES SOLD SHORT (Continued) - (88.4) %
	COMMON STOCK (Continued) - (84.6)%
	TECHNOLOGY SERVICES - (1.1) %
2,929	MarketAxess Holdings, Inc.					$ 1,583,886
3,977	Shift4 Payments, Inc. *					258,545
						1,842,431
	TELECOMMUNICATIONS - (0.3) %
12,744	Shenandoah Telecommunications Co.					495,359

	TRANSPORTATION & LOGISTICS - (1.3) %
13,379	Cargojet, Inc.					2,136,535

	WHOLESALE - CONSUMER STAPLES - (0.1) %
6,043	Chefs' Warehouse, Inc. *					164,913

	WHOLESALE - DISCRETIONARY - (0.3) %
10,242	IAA, Inc. *					585,228

	TOTAL COMMON STOCK (Proceeds - $130,056,416)					144,991,677

	EXCHANGE-TRADED FUNDS - (3.8) %
	EQUITY FUNDS - (3.8) %
7,355	ARK Innovation ETF					1,010,871
6,417	ARK Next Generation Internet ETF					1,019,084
35,017	First Trust NASDAQ Clean Edge Green Energy Index Fund					2,796,808
24,437	Global X Lithium & Battery Tech ETF					1,602,578
	TOTAL EXCHANGE-TRADED FUNDS (Proceeds - $6,573,150)					6,429,341

	SECURITIES SOLD SHORT (Proceeds - $136,629,566)					$ 151,421,018

	ADR - American Depositary Receipt
	ETF - Exchange-Traded Fund
	LP - Limited Partnership
	PLC - Public Limited Company
	REIT - Real Estate Investment Trust
	SPDR - Standard & Poor's Depository Receipts
@	Fair valued security, the value of this security has been determined in good faith under the policies of the Board of Trustees.
*	Non-income producing security.
#	All or a portion of this security is on loan. The market value of loaned securities is $5,656,435.
+	All or a portion of the security is held as collateral for written options and securities sold short.
**	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
^	Money market fund; interest rate reflects effective yield on January 31, 2021.
(a)	Security was purchased with cash received as collateral for securities on loan at January 31, 2021. Total collateral had a value of $6,226,179 at January 31, 2021.

Invenomic Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2021

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies."

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor and/or sub-advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor and/or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor and/or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor and/or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – The Fund may invest in portfolios of open-end or closed-end investment companies. Open-end funds are valued at their respective net asset values as reported by such investment companies. The open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Board of Trustee of the open-end funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used as of January 31, 2021 in valuing the fund's investments carried at fair value:
Invenomic Fund
Assets *		Level 1	Level 2	Level 3	Total
Common Stock		$ 175,404,111	$ -	$ -	$ 175,404,111
Mutual Fund		619,510	-	-	619,510
Call Options Purchased		714,789	41,721	-	756,510
Put Options Purchased		2,005,028	532,993		2,538,021
Collateral for Securities Loaned		6,226,179	-	-	6,226,179
Money Market Fund		15,917,970	-	-	15,917,970
Warrant		13,475	-	-	13,475
Total		$ 200,901,062	$ 574,714	$ -	$ 201,475,776
Liabilities**
Securities Sold Short - Common Stock		$ 144,991,677	$ -	$ -	$ 144,991,677
Securities Sold Short - Exchange Traded Funds		6,429,341	-	-	6,429,341
Call Options Written		108,794	630,585	-	739,379
Total		$ 151,529,812	$ 630,585	$ -	$ 152,160,397
The Fund did not hold any Level 3 securities during the period.
* Refer to the Portfolio of Investments for industry classification.
Invenomic Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
January 31, 2021

Option Transactions – When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Short Sales – A "short sale" is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss, unlimited in size. Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short. Certain cash and securities are held as collateral.

The following table is a summary of the unrealized appreciation/depreciation of derivative instruments utilized by the Fund as of January 31, 2021 categorized by risk exposure.
Invenomic Fund
Unrealized appreciation/(depreciation) on derivatives
	Equity	Total Value at January 31, 2021
Purchased Options	$ 82,943	$ 82,943
Written Options	(37,396)	(37,396)
Total	$ 45,547	$ 45,547

The notional value of the derivative instruments outstanding as of January 31, 2021 as disclosed in the Portfolio of Investments serve as indicators of the volume of derivative activity for the Fund.

Securities Lending
Under an agreement with U.S. Bank National Association (The “Bank”) the Invenomic Fund (the “Fund”) can lend its portfolio securities to brokers, dealers and other financial institutions approved by the Board of Trustees to earn additional income. Loans are collateralized by cash, in an amount at least equal to the market value of the securities loaned plus accrued interest, which is invested in highly liquid, short-term instruments such as repurchase agreements collateralized by money market funds in accordance with the Fund’s security lending procedures. A portion of the income generated by the investment in the collateral, net of any rebates paid by the Bank to the borrowers is remitted to the Bank as lending agent, and the remainder is paid to the Fund. The Fund continues to receive interest or dividends on the securities loaned. The Fund has the right under the Master Securities Lending Agreement to recover the securities from the borrower on demand; if the borrower fails to deliver the securities on a timely basis, the Fund could experience delays or losses on recovery. Additionally, the Fund is subject to the risk of loss from investments made with the cash received as collateral. The Fund manages credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.

Aggregate Unrealized Appreciation and Depreciation - Tax Basis
The identified cost of investments in securities owned by the Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at January 31, 2021, was as follows:
		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)
Invenomic Fund	43,932,375	42,188,987	(36,805,983)	5,383,004